Finance costs	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
Finance costs	9. Finance costs

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Interest and related expenses	124	124	122
Exchange losses/(gains)	17	(30)	7
	141	94	129